Stock-Based Compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012 group option_choice_program		Dec. 31, 2011		Dec. 31, 2013 Options Granted On A Discretionary Basis	Dec. 31, 2013 GPSUs	Dec. 31, 2013 Deferred Stock Compensation Program	Dec. 31, 2012 Deferred Stock Compensation Program	Dec. 31, 2013 Stock-based retirement plans stock-based_retirement_plan	Dec. 31, 2013 Performance Stock Unit Awards company	Dec. 31, 2013 Discount Stock Plan	Dec. 31, 2013 SBP	Dec. 31, 2013 ESUP	Dec. 31, 2013 Maximum	Dec. 31, 2013 Maximum GPSUs	Dec. 31, 2013 Maximum Stock-based retirement plans	Dec. 31, 2013 Maximum Performance Stock Unit Awards	Dec. 31, 2013 Maximum PGI	Dec. 31, 2013 Minimum	Dec. 31, 2013 Minimum GPSUs	Dec. 31, 2013 Minimum Performance Stock Unit Awards	Dec. 31, 2013 First Increment Options Granted On A Discretionary Basis	Dec. 31, 2013 First Increment Units Granted On A Discretionary Basis	Dec. 31, 2013 Second Increment Options Granted On A Discretionary Basis	Dec. 31, 2013 Second Increment Units Granted On A Discretionary Basis	Dec. 31, 2013 Third Increment Options Granted On A Discretionary Basis	Dec. 31, 2013 Third Increment Units Granted On A Discretionary Basis	Dec. 31, 2013 Flexible Stock Plan	May 10, 2012 Flexible Stock Plan	May 09, 2012 Flexible Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock units per common share	1
Number of shares against plan																															3	1
Employee termination age, years																65 years					55 years
Termination service of employee, years	20 years
Options continue to vest and remain exercisable after termination of employment	3 years 6 months
Number of option choice programs offered			2
Number of groups offered 2010 cash/option choice			1
Cash value offered in lieu of shares based off Black Scholes fair value			50.00%		50.00%
Ratio of options foregone for each restricted stock unit offered			4
Vesting period									15 months					3 years	5 years									18 months	12 months	30 months	24 months	42 months	36 months
Performance measurement period								2 years
Number of shares granted, deferred compensation multiplier										500.00%
Grants in period (shares)	0
Expected life in years			7 years 2 months 12 days	[1]	7 years	[1]	10 years		10 years			3 years
Acquisition interval for purchase of discounted stock										14 days
Discount to the market price, percentage									20.00%				85.00%
Discount market price purchase date, percentage											85.00%
Time period for receiving plan distributions, max									10 years
Time period for installment distributions, max									10 years
Exercised, options	2,100,000	[2]							0.1
Options outstanding	6,400,000		8,500,000						0.1																					6,400,000
Number of stock-based retirement plans											2
Automatic employer match, percentage											50.00%
Additional employer match upon certain profitability levels, percentage											50.00%
SBP participant contribution for stock or other investment purchases																		6.00%
ESUP participant contribution for stock or other investment purchases																		10.00%
Premium contributions for ESUP participants																		17.65%
Stock units converted to common stock ratio	1-to-1 ratio
Award vesting percentage																	250.00%					0.00%
Number of companies forming peer group												320
Base award percentage of total shareholder return																			175.00%	250.00%			0.00%
Base target share award								100,000
Cash payout ratio								50.00%
Share payout ratio								50.00%
Maximum cash payout ratio								100.00%
Measurement performance period, years											3 years	3 years
Percentage of award intended to pay out in cash												35.00%
Percentage of award intended to pay out in stock												65.00%
Reserved percentage of award intended to pay out in cash												100.00%
Percentage recorded as a liability												35.00%

[1]	No options were granted in 2013
[2]	Prior to 2005, we granted options with a below market exercise price under the terms of our Deferred Compensation Program. During 2013, .1 options were exercised at a below market exercise price, and .1 of these options remain outstanding at December 31, 2013. In 2005, we amended the Program to provide only “at market” stock options.